Schedule of Long-Term Loans (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Long-Term Loans [Line Items]
Balance as of January 1, 2026	$ 15,000
Addition	3,400
Repayment	(13,000)
Balance as of June 30, 2026	5,400
Agreement A [Member]
Schedule of Long-Term Loans [Line Items]
Balance as of January 1, 2026	15,000
Addition
Repayment	(13,000)
Balance as of June 30, 2026	2,000
Agreement B [Member]
Schedule of Long-Term Loans [Line Items]
Balance as of January 1, 2026
Addition	3,400
Repayment
Balance as of June 30, 2026	$ 3,400